UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND
(Exact name of registrant as specified in its charter)
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808
(Address of principal executive offices) (Zip code)
FRED R. KELLY, JR.
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808
(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-572-6990

Date of fiscal year end: 09/30
Date of reporting period: 03/31/2010

Item 1. Reports to Stockholders

May 26, 2010

Dear Shareholders:

If we have learned any lessons from history, one must conclude that the long-term outlook for bonds in general is not presently positive. Judging from the headlines, major municipalities and states as well as sovereign nations around the world face severe budget deficits and possible default on their debt instruments. Fiscal management of our own federal government once considered the envy of the world is misguided and places the U.S. Treasury at risk of a rating downgrade. Prospects for a future resurgence of inflation or other debt degradation are high and increasing. Some analysts are calling for an imminent second recession on the heels of the one we are already experiencing. With all of these storm clouds gathering on the horizon, how could we at Colorado BondShares possibly be sunny and optimistic about our prospects? Please read on.

The not rated bond world is a microcosm of the larger bond universe. While we cannot separate ourselves completely from the fixed income world, there have been times when we react differently from the norm. This, I believe, is one of those times.

Yields on not rated municipal bonds are already high by historic standards. And the difference in yield between high grade bonds and not rated bonds has never, ever, been higher. Virtually all other markets and market segments have seen a remarkable bounce back in value except ours. We have watched patiently and cheered as other markets have recovered from the lows. As counter intuitive as this seems, it is about to be our turn. Frankly, this has taken longer than expected but it isn’t really too surprising considering the enormous disintermediation that occurred in our markets a year and a half ago. When a market freezes up, it takes a little while to thaw. That has been happening ever so gradually over the course of the last year but appears to be accelerating.

Unlike the ill-conceived securitizations that contributed to the financial woes of 2008, municipal bonds are generally a conservative investment medium and have successfully stood the test of time. No security other than U.S. Treasuries has a lower incidence of default. While structuring many of our credits, management incorporated into the documents, the lessons learned from past recessions so as to avoid defaults and provide appropriate relief mechanisms. Furthermore, we have made the portfolio less risky by maintaining a short average maturity and keeping close to half in cash and cash equivalents. The Fund’s dividend remains competitive. Future supply of tax-exempt bonds coming to market is expected to be relatively low, which would possibly add greater scarcity value to the bonds we hold. Income tax rates will likely rise soon making after tax yields even higher on all municipals than they are today.

Our plan for the immediate future is to keep liquid, add to income where possible, reduce risk, buy bargains and ride out the storm. Attached for your review is the semi-annual report which gives a detailed look at the six-month period ended March 31, 2010. Please call us if you develop questions when reviewing this material. Thanks so much for your continued confidence and the business you have sent our way.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees
George N. Donnelly, Chairman of the Board
of Trustees, Interim President, Secretary,
Treasurer and Trustee
Bruce G. Ely, Trustee
James R. Madden, Trustee
Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend
Disbursing Agent

Freedom Funds Management Company

Distributor

SMITH HAYES Financial Services Corporation

Custodian of Portfolio Securities

UMB Bank, N.A.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Legal Counsel

Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund”) you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return, which includes the effect of Fund expenses. You can estimate the expenses that you paid over the period by using the information below together with the amount you invested. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line of the table below provides information that is intended to help you compare the ongoing costs of investing in the Fund with those of other mutual funds. The hypothetical “Ending Account Value” is based on the actual expense ratio of the Fund and an assumed 5% rate of return per year before expenses. The results do not apply to your investment because the return used is not the Fund’s actual return. This information is useful for making comparisons with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2010

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares – A Tax-Exempt Fund	Value 10/01/09	Value 03/31/10	During Period[1]

Based on Actual Fund Return	$1,000.00	$1,015.62	$2.81
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.20	$2.82

1The expenses shown in this table are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges. If transaction costs were included, your total costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

CREDIT QUALITY (Unaudited)

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2010

SECTOR BREAKDOWN (Unaudited)

Colorado BondShares A — Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2010

*Cash & cash equivalents include cash, receivables less liabilities.

**Short-term securities include securities with a maturity date of one year or redemption feature of one year or less, as identified in Schedule of Investments.

***This category includes 9.3% pre-refunded bonds which are securities that are collateralized by an amount sufficient to pay both principal and interest.

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited)
March 31, 2010

Face Amount		Value

Colorado Municipal Bonds — 49.0%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.50% to yield 8.00% due 12/1/2035	$1,386,384
800,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	649,488
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	2,687,735
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,427,780
6,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% to yield 8.125% — 11.73% due 12/1/2037	5,414,820
1,587,000	BNC Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,540,993
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	887,850
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	669,844
4,995,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	4,906,638
4,450,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	3,541,666
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	1,984,392
1,835,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,595,661
2,500,000	Bromley Park Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2022(b)	2,808,725
5,700,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022(b)	6,701,034
3,931,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2028(b)	4,715,470
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	400,500
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032(a)(g)(i)(j)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, due 1/1/2027(e)(i)(j)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(i)(j)	1,104,584

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
1,675,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	$1,042,336
790,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	791,169
1,050,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	868,045
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	3,257,145
1,945,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032(b)	2,257,484
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035 call date 6/1/2010	785,267
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010(a)(j)	1,606,044
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.65% due 1/1/2037(h)	442,040
22,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	19,903,688
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	6,553,966
3,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% to yield 1.57% — 7.50% due 12/1/2027(b)	4,243,604
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034(b)	4,423,661
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	820,622
200,000	Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Series 2006, 4.50% to yield 8.481% due 12/1/2022	176,394
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	559,519
1,430,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	1,462,304
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	746,534

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
385,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	$364,745
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Step Rate Water Revenue Series 2004, 6.00% due 11/15/2023(c)(h)	6,001,171
32,155,000	Ebert Metropolitan District LTD Tax G.O. Refunding Series 2004A, 8.00% to yield 5.05% due 12/1/2034(b)	39,845,190
5,000,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	4,253,700
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015(a)	51,460
7,000,000	Fossil Ridge Metropolitan District No. 1 Tax-Supported Revenue Series 2009, 8.50% due 12/1/2039	7,082,950
1,835,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021(b)	2,074,890
4,500,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	5,216,985
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,536,140
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023(b)	6,886,085
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	797,010
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,407,980
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	1,322,260
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027(b)	7,772,027
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036(b)	2,332,736
30,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028(j)	26,521,950
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	10,335,613
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	10,322,225
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	10,277,598
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	74,880

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	$576,000
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, due 6/1/2043(e)(j)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	707,460
2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	1,406,169
1,380,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.125% to yield 7.90% due 12/1/2035	694,982
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	434,250
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 15.10% due 12/1/2021(b)(h)	1,690,621
4,585,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% to yield 12.00% due 12/1/2025	3,722,378
16,500,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.25% to yield 13.00% due 12/1/2035	12,549,240
5,300,000	Plaza Metropolitan District No. 1 Public Improvement Fee/Tax Increment Supported Revenue Series 2003, 8.00% to yield 10.00% due 12/1/2025	5,257,123
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	1,689,644
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	7,311,870
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	11,379,139
5,205,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021(b)	6,222,578
955,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025(j)	672,454
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035(j)	731,405
1,006,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	900,561
120,453	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016(i)	120,603
300,000	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021(e)(i)(j)	160,353

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032(i)(j)	$18,132
349,595	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)(j)	54,187
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	895,600
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	686,630
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,286,012
2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034(b)	2,472,060
475,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016(b)	553,461
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024(b)	1,230,960
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021(b)	3,735,475
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004,7.50% due 12/1/2021(b)	3,790,099
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	8,761,100
1,195,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	831,457
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013(j)	8,828,513
6,190,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 3/1/2014(j)	4,874,687
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	19,780,248
7,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% due 12/1/2037(j)	6,375,000
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	400,500
1,245,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2008, 8.25% due 12/15/2035	1,143,682
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	1,754,234

	Total Colorado Municipal Bonds (amortized cost $383,738,151)	$362,721,625

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Short-Term Municipal Bonds — 41.4%
9,995,000	Bachelor Gulch Metropolitan District G.O. Variable Rate Series 2004, 0.30% due 12/1/2023(h)	$9,995,000
5,005,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Senior Series 2008A, 0.30% due 12/1/2038(h)	5,005,000
6,510,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Junior Series 2008B, 0.30% due 12/1/2038(h)	6,510,000
5,145,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003A, 0.72% due 7/1/2032(h)	5,145,000
10,315,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 1.04% due 7/1/2032(h)	10,315,000
1,470,000	Castle Pines North Metropolitan District LTD Tax G.O. Variable Rate Refunding Series 2006C, 0.30% due 12/1/2024(h)	1,470,000
4,400,000	Castle Pines North Metropolitan District Variable Rate Certificates of Participation Series 2008, 0.30% due 12/1/2033(h)	4,400,000
8,000,000	Castle Pines North Finance Corporation Variable Rate Certificates of Participation Series 2009, 0.30% due 12/1/2034(h)	8,000,000
27,370,000	Castle Rock (Town of) Certificates of Participation Series 2008, 0.30% due 9/1/2037(h)	27,370,000
155,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010(b)	156,948
11,945,000	Colorado Housing and Finance Authority Multi- Family/Project Class I Adjustable Rate 2008 Series C-3, 0.31% due 10/1/2038(h)	11,945,000
6,290,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series A-2, 0.31% due 11/1/2034(h)	6,290,000
7,000,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2005 Series B-2, 0.29% due 5/1/2034(h)	7,000,000
7,670,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2001 Series AA-3, 0.27% due 5/1/2036(h)	7,670,000
7,000,000	Colorado Housing and Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 0.29% due 10/1/2030(h)	7,000,000
15,700,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 0.27% due 11/1/2034(h)	15,700,000
38,000,000	State of Colorado General Fund Tax and Revenue Anticipation Notes Series 2009A, 2.00% to yield 0.441% due 6/25/2010	38,150,100
38,000,000	State of Colorado Education Loan Program Tax and Revenue Anticipation Notes Series 2009A, 2.00% to yield 0.500% due 8/12/2010	38,228,760
800,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Refunding (LTD Tax Convertible to Unlimited Tax) Series 2002, 0.30% due 12/1/2031(h)	800,000

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Short-Term Municipal Bonds — (Continued)
10,450,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 0.30% due 12/1/2028(h)	$10,450,000
1,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2008, 0.30% due 12/1/2038(h)	1,000,000
1,095,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010(d)(j)	1,026,026
7,000,000	Cornerstar Metropolitan District Special Revenue Variable Rate Series 2007, 0.72% due 12/1/2037(h)	7,000,000
2,600,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 0.32% due 12/1/2036(h)	2,600,000
1,700,000	City and County of Denver Adjustable Rate Economic Development Revenue (The Western Stock Show Association Project) Series 1999, 0.31% due 7/1/2029(h)	1,700,000
21,495,000	Town of Erie Finance Corporation Adjustable Rate Certificates of Participation Series 2005, 1.55% due 11/1/2035(h)	21,495,000
5,400,000	Hyland Village Metropolitan District LTD Tax G.O. Variable Rate Series 2008, 0.54% due 12/1/2027(h)	5,400,000
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031(b)(d)	1,695,459
2,285,000	Meridian Ranch Metropolitan District G.O. LTD Tax Variable Rate Refunding Series 2009, 0.30% due 12/1/2038(h)	2,285,000
6,500,000	Town of Mountain Village Housing Authority Housing Facilities Revenue (Village Court Apartments Project) Series 2000, 0.30% due 11/1/2033(h)	6,500,000
935,000	North Pines Metropolitan District G.O. LTD Tax Refunding Series 2000, 9.00% due 12/1/2021(b)	1,007,191
2,680,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020(b)	2,806,335
130,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2010(d)	123,551
22,335,000	Solaris Metropolitan District No. 1 Property Tax Revenue Variable Rate Series 2008, 0.54% due 12/1/2038(h)	22,335,000
3,360,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020(j)	3,360,000
4,175,000	Timnath Development Authority Variable Rate Tax Increment Revenue Series 2007, 0.72% due 12/1/2029(h)	4,175,000

	Total Short-Term Municipal Bonds (amortized cost $306,835,424)	$306,109,370

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Capital Appreciation and Zero Coupon Bonds — 7.3%
27,777,698	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031(b)(d)	$5,655,817
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037(d)	7,980,179
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	343,429
6,375,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2011-2031(d)(j)	2,109,589
14,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017(d)	8,344,140
440,000	Potomac Farms Metropolitan District Convertible Capital Appreciation G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.25% due 12/1/2023(d)	384,771
4,085,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2011-12/1/2023(d)	2,118,772
8,000,000	Southglenn Metropolitan District Subordinate Convertible Capital Appreciation Special Revenue Series 2008, 8.125% due 12/15/2030(d)	7,267,600
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037(d)	3,118,393
7,130,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037(d)	5,493,665
10,045,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Refunding Series 2009, 6.50% due 12/15/2016(d)	6,864,050
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011(d)	2,117,527
6,530,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023(d)	2,033,834

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $56,783,026)	$53,831,766

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Other Municipal Bonds — 2.3%
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 27.33% due 4/1/2037(g)(j)	$4,904,915
637,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	569,554
980,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	764,586
1,535,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 7.75% due 10/1/2012	1,540,019
3,915,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 8.00% due 10/1/2014	3,936,024
5,000,000	Uinta County School District Number 6 G.O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	5,560,200

	Total Other Municipal Bonds (amortized cost $18,069,088)	$17,275,298

Colorado Taxable Notes — 0.0%
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002(a)(j)	$227,347

	Total Colorado Taxable Notes (amortized cost $227,347)	$227,347

Total investments, at value	89.1%	$740,165,406
Other assets net of liabilities	10.9%	90,236,704

Net assets	100.0%	$830,402,110

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see footnote 2 to notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2010. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable or step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,160,187 and a market value of $1,639,596 or less than 1% of net assets, respectively, as of March 31, 2010.

(j)	Securities valued at fair value (see footnote 2 to notes to the financial statements).

(k)	See footnote 7 to notes to the financial statements for further information on purchase accrued interest related to these bonds.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Assets and Liabilities (unaudited)
March 31, 2010

ASSETS

Investments, at value (amortized cost $765,653,036)	$740,165,406
— see accompanying schedule
Cash	25,905,716
Interest receivable	21,029,300
Purchase accrued (note 7)	44,435,834
Receivable for shares of beneficial interest sold	1,430,783

TOTAL ASSETS	832,967,039

LIABILITIES
Payables and other liabilities:
Dividends payable	1,541,191
Payable for shares of beneficial interest redeemed	615,792
Management fees payable	350,841
Accrued expenses payable	57,105

TOTAL LIABILITIES	2,564,929

NET ASSETS	$830,402,110

COMPOSITION OF NET ASSETS
Paid-in capital	$855,898,324
Accumulated undistributed (overdistributed) net investment income	(25)
Accumulated net realized gain and (loss)	(8,559)
Net unrealized (depreciation) of investments	(25,487,630)

NET ASSETS	$830,402,110

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 91,407,126 shares of beneficial interest outstanding at March 31, 2010 unlimited number of no par value shares authorized)	$9.09

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.54

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2010

INVESTMENT INCOME
Interest	$20,447,931
EXPENSES
Management fees (note 4)	2,020,694
Custodian fees (note 5)	16,485
Legal and auditing fees	87,828
Portfolio pricing fees	9,972
Registration fees	12,465
Shareholders’ reports	44,878
Transfer agency expenses (note 4)	69,808
Trustees’ fees	1,600
Other	19,967

Total expenses	2,283,697
Custody credits (note 5)	(5,485)

Net expenses	2,278,212

NET INVESTMENT INCOME	18,169,719

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	182,494
Change in net unrealized appreciation (depreciation) on investments	(5,770,417)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(5,587,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,581,796

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statements of Changes in Net Assets (unaudited)

	Six Months	Year Ended
	Ended March 31,	September 30,
	2010	2009
	(unaudited)

FROM OPERATIONS:
Net investment income	$18,169,719	$36,799,629
Net realized gain (loss) on investments	182,494	64,262
Change in unrealized appreciation (depreciation) on investments	(5,770,417)	(6,053,210)

Net increase (decrease) in net assets resulting from operations	12,581,796	30,810,681

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders from net investment income	(18,169,719)	(37,513,360)
Distributions to shareholders from net realized gain	—	(341,221)

Total distributions to shareholders	(18,169,719)	(37,854,581)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	67,634,557	127,419,962
Reinvested dividends and distributions	11,279,019	24,469,841
Redemption of shares	(37,552,285)	(105,319,142)

Increase in net assets derived from beneficial interest transactions	41,361,291	46,570,661

Net increase (decrease) in net assets	35,773,368	39,526,761
NET ASSETS:
Beginning of period	794,628,742	755,101,981

End of period	$830,402,110	$794,628,742

Accumulated undistributed (overdistributed) net investment income	$(25)	$(25)

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Financial Highlights

	Six Months
	Ended		For Fiscal Years Ended September 30,
For a share outstanding throughout the period	3/31/2010		2009	2008	2007	2006	2005
	(unaudited)

Net Asset Value, beginning of period	$9.15		$9.24	$9.51	$9.45	$9.41	$9.35

Net investment income(3)	0.20		0.43	0.49	0.55	0.47	0.48
Net realized and unrealized gain (loss) on investments	0.00		(0.07)	(0.26)	0.05	0.06	0.07

Increase from investment operations	0.20		0.36	0.23	0.60	0.53	0.55
Dividends to shareholders from net investment income	(0.20)		(0.44)	(0.48)	(0.54)	(0.47)	(0.48)
Distributions in excess of net investment income	—		—	—	—	(0.01)	—
Distributions from realized capital gains	—		(0.01)	(0.02)	—	(0.01)	(0.01)

Total Distributions	(0.20)		(0.45)	(0.50)	(0.54)	(0.49)	(0.49)

Net increase (decrease) in net asset value	(0.06)		(0.09)	(0.27)	0.06	0.04	0.06

Net Asset Value, end of period	$9.09		$9.15	$9.24	$9.51	$9.45	$9.41

Total Return, at Net Asset Value(1)	1.56	%+	4.02%	2.53%	6.59%*	5.72%	6.14%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	4.48	%**	4.80%	5.23%	5.78%	4.97%	5.10%
Total expenses	0.56	%**	0.55%	0.57%	0.61%	0.61%	0.58%
Net expenses	0.56	%**	0.55%	0.55%	0.56%	0.57%	0.55%
Net assets, end of period (000s)	$830,402		$794,629	$755,102	$577,654	$440,563	$368,429

Portfolio turnover rate(2)	1.20	%+	7.39%	7.04%	13.75%	5.27%	4.40%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(*)	The total return for fiscal year ended September 30, 2007 includes an interest payment of approximately $3.8 million representing four years of unpaid interest relating to the Fund’s holding of United Airlines/Denver International Airport bonds that is a non-recurring event outside of the control of the Fund.

(2)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 2010 were $5,450,000 and $21,759,342, respectively.

(3)	Net investment income per share was calculated using an average shares method.

+	Not Annualized

**	Annualized

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Organization

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(2)	Summary of Significant Accounting Policies

The preparation of financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the reporting period. The following summarizes the significant accounting policies of the Fund:

(a)	Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.

ASC 820-10 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions which are not readily observable to market participants. The fair value hierarchy gives

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820-10 hierarchy levels as of March 31, 2010:

Quoted Prices in Active	Significant Other	Significant Other
Markets for Identical	Observable Inputs	Observable Inputs	Balance as of
Assets (Level 1)	(Level 2)	(Level 3)	March 31, 2010

$0	$677,408,443	$62,756,963	$740,165,406

Level 3, Beginning
Balance	Realized and		Net Transfers In
September 30,	Unrealized Gains	Purchases, Sales	and/or Out of	Balance as of
2009	(Losses)	and Settlements	Level 3	March 31, 2010

$71,242,410	$537,553	$(2,023,000)	$(7,000,000)	$62,756,963

Purchase Accrued (note 7)

Level 3, Beginning
Balance	Realized and		Net Transfers In
September 30,	Unrealized Gains	Purchases, Sales	and/or Out of	Balance as of
2009	(Losses)	and Settlements	Level 3	March 31, 2010

$44,026,872	—	—	—	$44,026,872

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

In reference to ASC 820-10-4, the category breakdown for 03/31/2010 is depicted as follows:

Categories by revenue source	Level 1	Level 2	Level 3

General Obligation Bonds	—	324,800,576	42,315,457
Revenue	—	167,631,117	1,833,391
Housing	—	65,825,708	4,904,915
Water and Sewer	—	48,600,801	13,703,200
Sales and Use	—	48,760,254	—
Education	—	12,700,060	—
Healthcare	—	6,261,512	—
Public Facilities	—	1,927,854	—
Special Assessment	—	900,561	—
TOTAL	—	677,408,443	62,756,963

From September 30, 2009 to March 31, 2010, there were no Level 1 securities.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund may have more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

(b)	Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

The Fund has adopted ASC 740-10 for income tax purposes. ASC 740-10 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of ASC 740-10 did not result in the recording of any tax benefit or expense in the current period. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740-10 requires management of the fund to analyze all open tax years, as defined by statute of limitations, for all major jurisdictions, including federal and certain state tax authorities. As of March 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

(c)	Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $10,968,009 and such bonds have a value of $2,046,493 or less than 1% of net assets, as of March 31, 2010. These securities have been identified on the accompanying Schedule of Investments.

(d)	Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated $5,450,000 and $21,759,342, respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable rate demand notes (VRDN) purchased by the Fund may be put back to the designated remarketing agent for the issue at par, for settlement within seven days, and accordingly are treated as short-term holdings. These notes bear interest at a rate that resets daily, weekly or monthly. On March 31, 2010, the interest rates paid on these notes ranged from 0.27% to 1.55%.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(e)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(f)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchases commitments. The Fund did not have any when-issued securities at March 31, 2010.

(3)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	March 31, 2010		September 30, 2009
	Shares	Amount	Shares	Amount

Shares sold	7,459,727	$67,634,557	14,083,865	$127,419,962
Dividends reinvested	1,239,264	11,279,019	2,706,423	24,469,841

	8,698,991	78,913,576	16,790,288	151,889,803
Shares redeemed	(4,155,336)	(37,552,285)	(11,638,156)	(105,319,142)

Net increase in shares outstanding	4,543,655	$41,361,291	5,152,132	$46,570,661

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

arrangement for the period ended March 31, 2010. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

Allen Insurance, an affiliate of the investment advisor, acted as agent for the Fidelity Bond and the Errors and Omissions insurance policy maintained by the Fund and as a result received compensation in the form of commissions. The policies were provided by Traveler’s Insurance Company and all the commissions referred to above were paid by Travelers. Allen Insurance received no compensation directly from the assets of the Fund.

(5)	Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $5,485, for the year ended March 31, 2010.

(6)	Indemnification

From time to time the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

(7)	Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $44,026,872 (99.08% of the March 31, 2010 balance of $44,435,834). Since this amount bears interest at the rate of 7.999% and will be received over an uncertain period of years, it has been fair valued in accordance with ASC 820-10 Fair Value Measurements and Disclosures.

(8)	Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of this report. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Officers and Trustees of the Fund (unaudited)

The following tables list the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed.

Non-Interested Trustees

	Position held with	Principal Occupation
	the Fund and Length	During the	Other Directorships
Name, Address and Age	of Time Served	Past Five Years:	Held By Director

Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 59	Trustee since July 2002	Mr. Ely is currently a Regional Director for Cutwater Asset Management in Colorado.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 66	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years. He is also a stockholder and director of Community Bank in western Kansas. He has been a bank director for 25 years.	None

Interested Trustees*

George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 63	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly was a Senior Regional Vice President for Phoenix Life Insurance Company until his retirement in January 2010.	None

*George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table above. None of the trustees nor the officers of the Fund has any position with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

Other Information (Unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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Item 2. CODE OF ETHICS.
Not required in this filing.
Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in this filing.
Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in this filing.
Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
Item 6. INVESTMENTS.
(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report.
(b) Not applicable.
Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.
As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

(a)(1)	Not applicable (See Item 2(f)(3) of this report).

(a)(2)(i) (99.302)	Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii) (99.302)	Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(a)(3)	Not applicable.

(b) (99.906)	Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

By:	/s/ George N. Donnelly

George N. Donnelly,
Interim President, Secretary and Treasurer
Date: June 10, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly

George N. Donnelly,
Interim President, Secretary and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date: June 10, 2010